Regulatory matters - Regulatory Assets and Liabilities (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	CAD 551,134	CAD 291,964
Less current regulatory assets	(83,508)	(48,440)
Non-current regulatory assets	467,626	243,524
Total regulatory liabilities	725,056	182,734
Less current regulatory liabilities	(47,278)	(47,769)
Non-current regulatory liabilities	677,778	134,965
Reduction of regulatory asset	411,409
Increase of regulatory liability	411,409
Taxes
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	402,868	1,501
Cost of removal
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	231,064	110,330
Rate-base offset
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	16,577	20,946
Fuel and commodity costs adjustment
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	29,535	34,012
Deferred compensation received in relation to lost production
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	11,789	0
Deferred construction costs - fuel related
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	9,306	0
Pension and post-employment benefits
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	12,648	5,481
Other
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	CAD 11,269	10,464
Rate adjustment
Regulatory Assets And Liabilities [Line Items]
Collection period for services rendered	24 months
Environmental remediation
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	CAD 103,761	104,160
Regulatory assets recovery period	7 years
Pension and post-employment benefits
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	CAD 132,615	75,527
Portion related to current acquisition	CAD 21,626
Regulatory asset approved not yet being recovered, average recovery term	10 years
Debt premium
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	CAD 72,016	25,173
Fuel and commodity costs adjustment
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	43,311	6,990
Rate adjustment
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	44,523	40,602
Clean Energy and other customer programs
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	25,820	2,106
Deferred construction costs - fuel related
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	17,994	0
Asset retirement
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	20,172	2,113
Taxes
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	45,847	10,182
Rate case costs
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	11,660	8,572
Other
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	CAD 33,415	CAD 16,539
Minimum | Rate-base offset
Regulatory Assets And Liabilities [Line Items]
Amortization period for regulatory liability	10 years
Maximum | Rate-base offset
Regulatory Assets And Liabilities [Line Items]
Amortization period for regulatory liability	16 years